Parent Company (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income
Other interest income	$ 63,782	$ 66,350	$ 73,018
Noninterest revenue	51,693	49,282	28,473
Total Income	102,694	100,434	67,252
Expense
Other interest expense	12,781	15,198	34,239
Labor and Related Expense	28,124	26,928	22,746
Other Noninterest Expense	14,558	7,594	3,740
Income/(loss) before income tax benefit and undistributed net income of subsidiaries	24,859	16,067	2,773
Income tax benefit	7,489	4,415	(926)
JPMorgan Chase & Co. [Member] | Non-Subsidiaries [Member]
Income
Noninterest revenue	157	844	(1,038)
Expense
Other interest expense	3,782	4,696	6,879
JPMorgan Chase & Co. [Member] | Non-Subsidiaries [Member] | Other Interest Income [Member]
Income
Other interest income	294	266	212
JPMorgan Chase & Co. [Member]
Income
Dividends From Subsidiaries, Bank and Bank Holding Companies	16,554	15,235	3,085
Dividends From Subsidiaries, Nonbank Companies	932	1,036	1,687
Interest income from subsidiaries	985	1,501	4,539
Other Income From Subsidiaries, Bank and Bank Holding Companies	680	233	244
Other Income From Subsidiaries, Nonbanking Companies	312	742	95
Total Income	19,914	19,857	8,824
Expense
Interest Expense to Subsidiaries	1,263	1,118	1,302
Labor and Related Expense	177	574	43
Other Noninterest Expense	363	414	732
Total expense	5,585	6,802	8,956
Income/(loss) before income tax benefit and undistributed net income of subsidiaries	14,329	13,055	(132)
Income tax benefit	511	1,269	2,582
Equity in undistributed net income of subsidiaries	2,530	(2,596)	3,155
Parent Company (Textuals) [Abstract]
Dividends From Guaranteed Capital Debt Securities	$ 13	$ 14	$ 15